Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue
Operating expenses:
Research and development	(718,974)	(274,374)	(839,959)	(5,248,669)	(667,474)
General and administrative	(3,003,603)	(207,464)	(12,106,859)	(1,525,257)	(2,489,235)
Total operating expenses	(3,722,577)	(481,838)	(12,946,818)	(6,773,926)	(3,156,709)
Loss from operations	(3,722,577)	(481,838)	(12,946,818)	(6,773,926)	(3,156,709)
Other income (expenses):
Change in fair value of derivative liabilities	(26,114,720)	(1,016,373)	(7,954,970)	(12,877,675)	(3,688,353)
Interest income	2,117		1,411		12,753
Interest expense	(3,268)	(67,008)	(435,611)	(220,307)	(27,721)
Total other expenses	(26,115,871)	(1,083,381)	(8,389,170)	(13,097,982)	(3,703,321)
Net loss	$ (29,838,448)	$ (1,565,219)	$ (21,335,988)	$ (19,871,908)	$ (6,860,030)
Net loss per common share - basic and diluted	$ (0.73)	$ (0.63)	$ (1.73)	$ (8.18)	$ (3.17)
Weighted average number of common shares outstanding - basic and diluted	40,727,148	2,452,647	12,332,331	2,429,267	2,166,498